Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
November 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 8.1%
6,263	Activision Blizzard, Inc.	$497,783
249	Alphabet, Inc. - Class A (a)	436,846
15,020	AT&T, Inc.	431,825
192	Cable One, Inc.	380,289
714	Charter Communications, Inc. - Class A (a)(b)	465,521
9,094	Comcast Corporation - Class A (b)	456,883
19,587	Discovery, Inc. - Series A (a)(b)	527,086
4,041	Electronic Arts, Inc. (b)	516,238
1,401	Facebook, Inc. - Class A (a)	388,035
13,497	Fox Corporation - Class A (b)	389,253
2,731	Liberty Broadband Corporation - Class A (a)	428,139
897	Netflix, Inc. (a)	440,158
7,354	Omnicom Group, Inc. (b)	463,302
1,457	Roku, Inc. (a)	427,731
2,150	Spotify Technology SA (a)(b)	626,446
3,047	Take-Two Interactive Software, Inc. (a)	550,014
3,450	T-Mobile US, Inc. (a)	458,643
10,706	Verizon Communications, Inc.	646,749
2,895	Walt Disney Company	428,489
6,068	Yandex NV - A Shares (a)(b)	418,449
		9,377,879
	Consumer Discretionary - 10.1%
156	Amazon.com, Inc. (a)	494,214
340	AutoZone, Inc. (a)	386,801
7,540	Chewy, Inc. - Class A (a)(b)	584,954
332	Chipotle Mexican Grill, Inc. (a)	428,091
2,738	Dollar General Corporation	598,473
4,872	Dollar Tree, Inc. (a)	532,217
2,008	Domino’s Pizza, Inc.	788,280
6,555	DraftKings, Inc. - Class A (a)(b)	343,220
9,773	eBay, Inc. (b)	492,852
2,168	Ferrari NV	457,686
3,836	Garmin, Ltd.	447,891
5,129	Hilton Worldwide Holdings, Inc.	531,518
1,716	McDonald’s Corporation	373,127
2,855	NIKE, Inc. - Class B	384,569
786	O’Reilly Automotive, Inc. (a)(b)	347,758
5,700	Peloton Interactive, Inc. - Class A (a)	663,195
1,038	Pool Corporation	359,262
2,908	Target Corporation	522,073
10,612	Tiffany & Company	1,395,265
3,244	Tractor Supply Company	456,788
12,341	Yum China Holdings, Inc.	695,786
4,376	Yum! Brands, Inc.	462,981
		11,747,001
	Consumer Staples - 14.2%
12,205	Altria Group, Inc.	486,125
7,677	Archer-Daniels-Midland Company	382,084
437	Boston Beer Company, Inc. - Class A (a)(b)	406,777
5,177	Brown-Forman Corporation - Class B	417,577
14,672	Campbell Soup Company (b)	733,892
5,895	Church & Dwight Company, Inc.	517,404
3,987	Clorox Company (b)	809,202
8,500	Coca-Cola Company	438,600
5,954	Colgate-Palmolive Company	509,901
18,390	Conagra Brands, Inc.	672,338
2,038	Constellation Brands, Inc. - Class A	419,502
1,495	Costco Wholesale Corporation	585,696
1,712	Estee Lauder Companies, Inc. - Class A	419,988
10,850	General Mills, Inc.	659,897
2,876	Hershey Company	425,332
13,814	Hormel Foods Corporation (b)	651,745
5,888	JM Smucker Company (b)	690,074
9,900	Kellogg Company (b)	632,709

19,399	Keurig Dr Pepper, Inc.	590,699
3,513	Kimberly-Clark Corporation	489,396
12,070	Kraft Heinz Company	397,586
33,077	Kroger Company	1,091,541
2,159	McCormick & Company, Inc.	403,690
7,044	Mondelez International, Inc. - Class A	404,678
4,878	Monster Beverage Corporation (a)	413,557
2,678	PepsiCo, Inc.	386,248
4,900	Philip Morris International, Inc.	371,175
3,236	Procter & Gamble Company	449,383
7,744	Tyson Foods, Inc. - Class A	504,909
12,251	Walgreens Boots Alliance, Inc.	465,661
4,280	Walmart, Inc.	653,941
		16,481,307
	Energy - 0.5%
9,568	Cheniere Energy, Inc. (a)	542,410
	Financials - 5.1%
3,631	Allstate Corporation	371,633
2,110	Aon plc - Class A	432,318
3,390	Arthur J. Gallagher & Company	391,240
1,901	Berkshire Hathaway, Inc. - Class B (a)	435,158
7,714	Brown & Brown, Inc.	347,361
4,907	Cboe Global Markets, Inc. (b)	448,107
1,965	CME Group, Inc.	343,934
7,410	Interactive Brokers Group, Inc. - Class A (b)	390,952
3,794	Intercontinental Exchange, Inc.	400,305
728	MarketAxess Holdings, Inc.	392,523
3,531	Marsh & McLennan Companies, Inc.	404,794
2,587	Nasdaq, Inc.	331,110
4,537	Progressive Corporation	395,218
7,720	Tradeweb Markets, Inc. - Class A (b)	460,498
1,857	Willis Towers Watson plc	386,609
		5,931,760
	Health Care - 25.1% (c)
3,432	10X Genomics, Inc. - Class A (a)	525,474
3,420	Abbott Laboratories	370,112
5,369	AbbVie, Inc.	561,490
1,915	ABIOMED, Inc. (a)	524,901
3,554	Agilent Technologies, Inc.	415,463
3,590	Alexion Pharmaceuticals, Inc. (a)	438,375
3,402	Alnylam Pharmaceuticals, Inc. (a)	441,954
3,854	AmerisourceBergen Corporation	397,386
1,729	Amgen, Inc.	383,907
5,469	Baxter International, Inc.	416,027
2,234	Becton Dickinson and Company	524,633
1,415	Biogen, Inc. (a)	339,841
4,937	BioMarin Pharmaceutical, Inc. (a)	388,542
744	Bio-Rad Laboratories, Inc. - Class A (a)	400,644
1,750	Bio-Techne Corporation	530,793
9,265	Bristol-Myers Squibb Company	578,136
7,481	Cardinal Health, Inc.	408,388
6,880	Cerner Corporation (b)	514,899
1,057	Cooper Companies, Inc.	354,328
6,943	CVS Health Corporation	470,666
1,888	Danaher Corporation	424,101
8,916	DENTSPLY SIRONA, Inc.	453,735
996	DexCom, Inc. (a)	318,401
4,282	Edwards Lifesciences Corporation (a)	359,217
2,836	Eli Lilly & Company	413,063
9,855	Gilead Sciences, Inc.	597,903
5,213	Hologic, Inc. (a)	360,375
4,683	Horizon Therapeutics plc (a)	329,824
1,896	ICON plc (a)	369,492
1,039	IDEXX Laboratories, Inc. (a)	478,958
1,143	Illumina, Inc. (a)	368,149
5,257	Incyte Corporation (a)	444,427
1,977	Insulet Corporation (a)	509,493
3,232	Johnson & Johnson	467,606
2,335	Masimo Corporation (a)	594,233
2,292	McKesson Corporation	412,354

3,357	Medtronic plc	381,691
5,898	Merck & Company, Inc.	474,140
380	Mettler-Toledo International, Inc. (a)	437,015
17,682	Moderna, Inc. (a)(b)	2,700,749
1,732	Molina Healthcare, Inc. (a)	353,553
2,490	Novocure, Ltd. (a)(b)	312,869
3,583	PerkinElmer, Inc.	476,539
13,254	Pfizer, Inc.	507,761
24,061	QIAGEN NV (a)	1,161,184
3,627	Quest Diagnostics, Inc.	449,675
876	Regeneron Pharmaceuticals, Inc. (a)(b)	452,042
1,799	ResMed, Inc.	377,070
2,598	Sarepta Therapeutics, Inc. (a)(b)	365,954
2,210	Seagen, Inc. (a)	376,385
1,939	STERIS plc	375,798
3,318	Teladoc Health, Inc. (a)(b)	659,519
1,008	Teleflex, Inc.	385,812
932	Thermo Fisher Scientific, Inc.	433,361
1,960	Varian Medical Systems, Inc. (a)	341,001
1,206	Veeva Systems, Inc. - Class A (a)	333,905
1,423	Vertex Pharmaceuticals, Inc. (a)	324,088
1,931	Waters Corporation (a)	448,011
1,446	West Pharmaceutical Services, Inc.	397,881
2,617	Zimmer Biomet Holdings, Inc.	390,247
2,221	Zoetis, Inc.	356,204
		29,159,744
	Industrials - 10.4%
2,548	3M Company	440,116
2,318	Caterpillar, Inc.	402,382
6,309	CH Robinson Worldwide, Inc. (b)	592,857
3,170	Copart, Inc. (a)	365,977
419	CoStar Group, Inc. (a)	381,529
1,770	Cummins, Inc.	409,170
2,399	Equifax, Inc.	400,393
5,263	Expeditors International of Washington, Inc.	470,354
7,806	Fastenal Company	386,007
2,739	General Dynamics Corporation	409,070
5,519	Graco, Inc.	373,857
2,059	IDEX Corporation	397,696
4,252	IHS Markit, Ltd.	422,904
3,827	Jacobs Engineering Group, Inc.	412,704
3,032	JB Hunt Transport Services, Inc.	410,169
9,008	Johnson Controls International plc	414,728
2,208	L3Harris Technologies, Inc.	423,914
1,796	Lennox International, Inc. (b)	516,942
1,000	Lockheed Martin Corporation	365,000
6,230	Masco Corporation	334,364
1,362	Northrop Grumman Corporation	411,678
2,079	Old Dominion Freight Line, Inc.	422,785
4,992	PACCAR, Inc.	434,603
4,324	Republic Services, Inc.	418,217
850	Roper Technologies, Inc. (b)	362,950
3,024	Trane Technologies plc	442,230
2,552	United Parcel Service, Inc. - Class B	436,571
1,870	Verisk Analytics, Inc.	370,840
3,715	Waste Management, Inc.	442,568
		12,072,575
	Information Technology - 16.5%
1,454	Accenture plc - Class A	362,177
4,459	Akamai Technologies, Inc. (a)(b)	461,551
1,493	Arista Networks, Inc. (a)(b)	404,155
2,457	Atlassian Corporation plc - Class A (a)	552,948
2,282	Avalara, Inc. (a)	391,934
5,261	Black Knight, Inc. (a)	482,013
5,702	Booz Allen Hamilton Holding Corporation	494,877
3,122	Broadridge Financial Solutions, Inc.	458,559
3,843	Check Point Software Technologies, Ltd. (a)	452,244
8,974	Cisco Systems, Inc.	386,061
3,907	Citrix Systems, Inc. (b)	484,155
10,108	Cloudflare, Inc. - Class A (a)	758,908

1,000	Coupa Software, Inc. (a)(b)	328,910
2,411	Crowdstrike Holdings, Inc. - Class A (a)	369,558
3,272	Datadog, Inc. - Class A (a)(b)	323,666
2,120	DocuSign, Inc. (a)	483,106
2,566	Fortinet, Inc. (a)	316,208
2,898	Gartner, Inc. (a)	440,496
2,763	International Business Machines Corporation	341,286
2,578	Jack Henry & Associates, Inc.	414,697
3,297	Keysight Technologies, Inc. (a)	395,772
3,762	Leidos Holdings, Inc.	378,833
1,183	MongoDB, Inc. (a)(b)	339,888
2,209	Motorola Solutions, Inc.	378,910
30,343	NortonLifeLock, Inc.	553,153
1,688	Okta, Inc. (a)(b)	413,628
6,021	Oracle Corporation	347,532
1,561	Palo Alto Networks, Inc. (a)	458,809
1,274	RingCentral, Inc. - Class A (a)	378,442
7,277	Seagate Technology plc (b)	427,960
607	ServiceNow, Inc. (a)	324,472
14,637	Slack Technologies, Inc. - Class A (a)(b)	627,635
1,483	Synopsys, Inc. (a)	337,383
1,171	Twilio, Inc. - Class A (a)(b)	374,825
1,200	Tyler Technologies, Inc. (a)	513,120
1,636	VeriSign, Inc. (a)	328,378
2,531	VMware, Inc. - Class A (a)(b)	354,062
1,539	Workday, Inc. - Class A (a)(b)	345,952
2,960	Xilinx, Inc.	430,828
4,889	Zoom Video Communications, Inc. - Class A (a)	2,338,701
2,763	Zscaler, Inc. (a)	430,337
		19,186,129
	Materials - 3.9%
1,088	Air Products and Chemicals, Inc.	304,792
2,593	Avery Dennison Corporation	387,239
4,368	Ball Corporation	419,372
3,291	International Flavors & Fragrances, Inc. (b)	368,921
1,502	Linde plc	385,143
11,333	Newmont Corporation	666,607
3,434	Packaging Corporation of America	446,419
2,889	PPG Industries, Inc.	424,019
3,855	RPM International, Inc.	339,279
499	Sherwin-Williams Company	373,067
2,795	Vulcan Materials Company	390,322
		4,505,180
	Utilities - 5.9%
7,179	Alliant Energy Corporation	377,615
4,260	Ameren Corporation (b)	331,343
4,866	American Electric Power Company, Inc.	413,074
2,328	American Water Works Company, Inc. (b)	357,069
3,972	Atmos Energy Corporation (b)	380,875
6,303	CMS Energy Corporation	387,887
5,535	Consolidated Edison, Inc.	422,044
4,223	Dominion Energy, Inc.	331,463
3,812	Duke Energy Corporation (b)	353,220
6,168	Edison International (b)	378,468
3,839	Eversource Energy	335,951
10,417	FirstEnergy Corporation	276,676
4,610	NextEra Energy, Inc. (b)	339,250
11,528	PPL Corporation	327,626
6,903	Public Service Enterprise Group, Inc. (b)	402,307
2,634	Sempra Energy (b)	335,782
5,532	Southern Company	331,090
4,041	WEC Energy Group, Inc.	383,693
5,295	Xcel Energy, Inc. (b)	356,671
		6,822,104
	TOTAL COMMON STOCKS (Cost $91,543,554)	115,826,089

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
109,742	Invesco Government & Agency Portfolio - Institutional Class, 0.01% (d)	109,742
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,742)	109,742

Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.2%
	Private Funds - 20.2%
23,478,264	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (d)	23,478,264
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,478,264)	23,478,264

	Total Investments (Cost $115,131,560) - 120.1%	139,414,095
	Liabilities in Excess of Other Assets - (20.1)%	(23,354,909)
	TOTAL NET ASSETS - 100.0%	$116,059,186

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of November 30, 2020. The total value of securities on loan is $23,517,074.
	(c) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors
	(d) Rate shown is the annualized seven-day yield as of November 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

 Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Nationwide Risk-Based U.S. Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$115,826,089	$-	$-	$115,826,089
Short-Term Investments	109,742	-	-	109,742
Investments Purchased with Proceeds from Securities Lending	-	23,478,264	-	23,478,264
Total Investments in Securities	$115,935,831	$23,478,264	$-	$139,414,095

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2020, the Fund did not recognize any transfers to or from Level 3.